UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2018

Item 1. Schedule of Investments.

Deep Value ETF
Schedule of Investments
November 30, 2018 (Unaudited)

Shares		Security Description	Value
		COMMON STOCKS - 99.7%

		Communication Services - 8.0%
491,470		Viacom, Inc. - Class B	$15,166,764

		Consumer Discretionary - 45.5% ♦
177,635		BorgWarner, Inc.	7,030,793
180,821		Foot Locker, Inc.	10,198,304
513,787		Gap, Inc.	14,021,247
338,225		Goodyear Tire & Rubber Company	7,833,291
337,641		H&R Block, Inc.	9,119,684
311,255		L Brands, Inc.	10,305,653
400,412		Macy’s, Inc.	13,702,099
132,810		Nordstrom, Inc.	7,021,665
282,942		PulteGroup, Inc.	7,503,622
			86,736,358
		Consumer Staples - 3.8%
244,758		Kroger Company	7,259,522

		Energy - 3.6%

109,924		HollyFrontier Corporation	6,866,952

		Financials - 8.2%
54,966		Ameriprise Financial, Inc.	7,131,839
247,997		Franklin Resources, Inc.	8,404,618
			15,536,457

		Health Care - 7.9%
188,401		CVS Health Corporation	15,109,760

		Information Technology - 10.4%
51,649		Lam Research Corporation	8,106,827
257,579		Western Digital Corporation	11,691,511
			19,798,338
		Materials - 12.3%
641,005		Freeport-McMoRan, Inc.	7,653,600
257,701		Newmont Mining Corporation	8,334,050
122,187		Nucor Corporation	7,381,317
			23,368,967
		TOTAL COMMON STOCKS (Cost $193,233,895)	189,843,118

		SHORT-TERM INVESTMENTS- 0.0% +
63,344		Invesco Short Term Investments Trust - Government & Agency Portfolio, Institutional Class, 2.12%*	63,344
		TOTAL SHORT-TERM INVESTMENTS (Cost $63,344)	63,344
		TOTAL INVESTMENTS - 99.7% (Cost $193,297,239)	189,906,462
		Other Assets in Excess of Liabilities - 0.3%	483,830
		NET ASSETS - 100.0%	$190,390,292

	Percentages are stated as a percent of net assets.

	*	Rate shown is the annualized seven-day yield as of November 30, 2018.
		To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	+	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

Summary of Fair Value Disclosure at November 30, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2018:

	Deep Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$189,843,118	$-	$-	$189,843,118
Short-Term Investments	63,344	-	-	63,344
Total Investments in Securities	$189,906,462	$-	$-	$189,906,462
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2018, the Fund did not recognize any transfers to or from Levels 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               ETF Series Solutions

By (Signature and Title)       /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date       1/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Kristina R. Nelson
   Kristina R. Nelson, President (principal executive officer)

Date       1/25/2019

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date       1/25/2019

* Print the name and title of each signing officer under his or her signature.